Stock-based compensation (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-based Compensation, Stock Options, Activity [Table Text Block]
Stock option transactions are summarized as follows:

	Number of shares (000’s)	Weighted average exercise price C$
Outstanding – January 1, 2015	13,779	0.85
Granted	1,670	0.34
Exercised	(347)	0.22
Cancelled	(163)	0.25
Forfeited/expired	(1,731)	2.43
Outstanding – December 31, 2015	13,208	0.60
Granted	2,520	0.42
Exercised	(585)	0.25
Cancelled	(665)	0.28
Forfeited/expired	(2,468)	1.17
Outstanding – December 31, 2016 *	12,010	0.48
Granted	1,900	0.52
Exercised	(1,899)	0.32
Cancelled	(1,646)	0.75
Forfeited/expired	(1,190)	1.20
Outstanding – December 31, 2017	9,175	0.38

*The weighted average exercise price is before the exercise price adjustment applied pursuant to the Arrangement (Note 2). The exercise prices were adjusted such that the aggregate "in the money" amounts for the outstanding options remained the same before and after the Arrangement.

Schedule of Share-based Compensation, Stock Options and Stock Appreciation Rights Award Activity [Table Text Block]
At December 31, 2017, the following stock options were outstanding:

Number of shares (000’s)	Vested (000’s)	Aggregate intrinsic value C$ (000’s)	Pre-Arrangement exercise price per share C$	Post-Arrangement adjusted exercise price per share C$ *	Expiry date
2,855	2,855	1,048	0.30 – 0.56	0.26 – 0.47	Mar – Dec 2018
860	860	507	0.21	0.18	Dec 2019
1,320	1,320	633	0.33 – 0.38	0.28 – 0.32	July – Dec 2020
2,240	2,240	921	0.39 – 0.42	0.33 – 0.36	Mar – Nov 2021
1,900	1,884	469	n/a	0.52 – 0.62	May – Oct 2022
9,175	9,159	3,578

* The post-Arrangement adjusted exercise price per share is after the adjustment applied pursuant to the Arrangement (Note 2).

December 31, 2017
Weighted average exercise price for exercisable options	C$0.38
Weighted average share price for options exercised	C$0.32
Weighted average years to expiry for exercisable options	2.6

Schedule of Share-based Payment Award, Employee Stock Purchase Plan, Valuation Assumptions [Table Text Block]
The following weighted average assumptions were used for the Black-Scholes valuation of stock options granted:

	2017	2016	2015
Risk-free interest rate	1.62%	0.62%	0.77%
Expected life of options (years)	4.6	4.6	4.6
Annualized volatility	72%	73%	75%
Dividend rate	0.00%	0.00%	0.00%
Fair value per option	C$0.24	C$0.18	C$0.15